Stockholders’ Equity (Details Narrative) (10K) - USD ($)	1 Months Ended					12 Months Ended
	Nov. 30, 2018	Jul. 31, 2018	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Number of common stock issued, value						$ 800,000	$ 250,000
Warrant purchased from common stock						161,538	87,500
Warrant strike/ exercise price				$ 0.01
Warrants issued				25,000
Warrant grant price				$ 250
Number of shares issued for services			50,000
Number of shares issued for services, value			$ 12,500				$ 12,500
Private Offer Memorandum [Member]
Number of common stock issued	1,000,000	300,000			250,000
Number of common stock issued, value	$ 500,000	$ 300,000			$ 250,000
Sale of stock price per shares	$ 0.50	$ 1.00			$ 1.00
Warrant purchased from common stock		161,538			87,500
Warrant strike/ exercise price		$ 0.01			$ 0.01
Warrants term		5 years			5 years